Label	Element	Value
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 433,000,000.0
Treasury Stock, Common [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	0
AOCI Attributable to Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	(157,900,000)
Additional Paid-in Capital [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	661,800,000
Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ (71,600,000)
Common Stock [Member]
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	68,473,561
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 700,000
Accounting Standards Update 2016-09 [Member] | Additional Paid-in Capital [Member] | Restatement Adjustment [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	800,000
Accounting Standards Update 2016-09 and Accounting Standards Update 2016-16 [Member] | Restatement Adjustment [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(1,900,000)
Accounting Standards Update 2016-09 and Accounting Standards Update 2016-16 [Member] | Retained Earnings [Member] | Restatement Adjustment [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (2,700,000)